COST OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COST OF REVENUE

Cost of revenue incurred during the years ended December 31 are comprised of the following:

	December 31, 2024	December 31, 2023	December 31, 2022
Salaries and benefits	$641,547	$636,497	$510,615
Subcontractors expense (recovery)	168,067	366	(16,317)
Software and other	37,339	39,944	9,804
Depreciation	1,184	1,498	2,398
	$848,137	$678,305	$506,500